Future Minimum Lease Payments Under Non-Cancellable Operating Lease Agreements (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	1,198,873
2014	1,321,992
2015	1,358,828
2016	1,343,874
2017	1,322,337
Thereafter	8,771,557
Total	15,317,461